Convertible Debt - Disclosure of Convertible Debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Convertible Debt - beginning of period	$ 35,753
Convertible Debt - end of period	84,356	$ 35,753
Less: current portion	(84,356)	0
Non-current portion	0	35,753
Glencore [Member] | Convertible Debt [Member]
Disclosure of detailed information about borrowings [line items]
Convertible Debt - beginning of period	35,753	18,747
Fair value of debenture funding	38,219	14,375
Accretion and interest	10,384	2,631
Convertible Debt - end of period	$ 84,356	$ 35,753